UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 38.1%
Federal Farm Credit Bank — 0.7%
5.64% due 04/04/11	$500,000	$519,922
6.00% due 03/07/11	200,000	207,631
6.30% due 12/03/13	500,000	581,144

		1,308,697

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/23	28,681	33,020
11.00% due 02/01/15	23	26
11.50% due 09/01/19	1,500	1,649

		34,695

Government National Mtg. Assoc. — 37.1%
4.50% due 05/15/18	513,208	550,150
4.50% due 08/15/18	846,349	907,271
4.50% due 09/15/18	2,259,787	2,422,452
4.50% due 10/15/18	2,292,650	2,457,680
4.50% due 09/15/33	3,339,325	3,507,022
4.50% due July TBA	13,000,000	13,540,306
5.00% due 04/15/18	2,287,185	2,465,760
5.00% due 04/15/33	25,911	27,852
5.00% due 08/15/33	1,207,093	1,298,140
5.00% due 09/15/33	545,408	586,245
5.00% due 10/15/33	367,505	395,021
5.00% due 04/15/34	18,467	19,827
5.00% due 11/15/34	134,943	144,878
5.00% due 02/15/35	16,047	17,198
5.00% due 03/15/35	436,724	468,059
5.00% due 04/15/35	39,867	42,727
5.00% due 05/15/35	1,025,998	1,099,614
5.00% due 09/15/35	623,866	668,629
5.00% due 10/15/35	97,195	104,169
5.00% due 12/15/35	60,045	64,353
5.00% due 03/15/36	582,255	622,576
5.00% due 05/15/36	850,439	909,331
5.00% due 06/15/36	543,336	580,962
5.00% due 09/15/36	1,367,763	1,464,164
5.00% due 10/15/36	319,149	341,250
5.00% due 11/15/36	30,252	32,347
5.00% due 12/15/36	214,172	229,004
5.00% due 01/15/37	2,461,831	2,630,773
5.00% due 02/15/37	1,178,602	1,259,483
5.00% due 03/15/37	910,428	972,906
5.00% due 04/15/37	936,014	1,000,248
5.00% due 08/15/38	7,672,384	8,194,106
5.50% due 11/15/32	7,598	8,273
5.50% due 03/15/33	282,334	307,328
5.50% due 04/15/33	351,698	382,835
5.50% due 05/15/33	772,126	840,907
5.50% due 06/15/33	3,419,547	3,722,283
5.50% due 07/15/33	1,000,577	1,089,159
5.50% due 10/15/33	992,705	1,080,590
5.50% due 12/15/33	204,769	222,897
5.50% due 01/15/34	2,392,423	2,600,116
5.50% due 02/15/34	1,347,949	1,464,967
6.00% due 01/15/28	1,805	1,998
6.00% due 04/15/28	744,966	821,752
6.00% due 05/15/28	1,267	1,402
6.00% due 10/15/28	3,328	3,683
6.00% due 04/15/29	28,881	31,961
6.00% due 05/15/29	54,532	60,348
6.00% due 06/15/29	20,870	23,096
6.00% due 04/15/31	14,020	15,515
6.00% due 05/15/31	26,350	29,161
6.00% due 11/15/31	144,258	159,645
6.00% due 12/15/31	168,643	186,630
6.00% due 01/15/32	92,187	102,020
6.00% due 02/15/32	19,577	21,668
6.00% due 03/15/32	4,660	5,157
6.00% due 08/15/32	170,217	188,372
6.00% due 11/15/32	16,875	18,675
6.00% due 12/15/32	5,405	5,981
6.00% due 01/15/33	13,141	14,510
6.00% due 02/15/33	26,710	29,492
6.00% due 03/15/33	53,117	58,650
6.00% due 04/15/33	232,536	256,757
6.00% due 07/15/33	150,378	166,041
6.00% due 08/15/33	1,336,329	1,478,803
6.00% due 09/15/33	215,970	238,465
6.00% due 10/15/33	592,266	653,965
6.00% due 11/15/33	87,264	96,353
6.00% due 12/15/33	457,227	504,850
6.00% due 02/15/34	123,490	135,889
6.00% due 05/15/34	18,054	19,867
6.00% due 06/15/34	24,590	27,059
6.00% due 07/15/34	866,623	953,637
6.00% due 08/15/34	99,221	109,184
6.00% due 09/15/34	555,083	610,817
6.00% due 10/15/34	1,849,907	2,035,649
6.00% due 12/15/34	230,787	253,959
6.00% due 06/15/35	91,853	100,732
6.00% due 08/15/35	110,450	121,126
6.50% due 02/15/29	8,166	9,157
6.50% due 05/15/31	10,245	11,474
6.50% due 06/15/31	26,039	29,164
6.50% due 07/15/31	21,112	23,646
6.50% due 08/15/31	38,142	42,721
6.50% due 09/15/31	113,709	127,358
6.50% due 10/15/31	161,775	181,193
6.50% due 11/15/31	6,791	7,606
6.50% due 12/15/31	4,022	4,505
6.50% due 01/15/32	16,937	18,875
6.50% due 02/15/32	336,317	374,794
7.00% due 07/15/23	14,081	15,887
7.00% due 10/15/23	26,145	29,498
7.00% due 09/15/25	151,855	172,055
7.00% due 03/20/29	11,585	13,050
7.00% due 06/20/29	1,813	2,030
7.00% due 11/20/30	38,171	42,754
7.50% due 04/15/17	7,688	8,467
7.50% due 08/15/23	88,650	100,650
7.50% due 09/15/23	346,619	393,543
9.00% due 12/15/16	29,217	32,342
11.00% due 08/20/15	66	73
11.00% due 09/20/15	189	211
11.50% due 05/20/15	956	1,070
12.50% due 09/15/14	3,237	3,727
13.00% due 02/15/11	410	409
13.00% due 10/20/14	693	794
13.00% due 11/15/14	274	299
13.50% due 02/15/13	3,389	3,935
15.00% due 01/15/12	76	86
15.00% due 02/15/12	373	425
15.00% due 06/15/12	2,349	2,680
15.00% due 09/15/12	265	302
15.50% due 09/15/11	11,042	11,929

		71,953,436

Small Business Administration — 0.3%
6.30% due 06/01/18	605,573	660,141

Total U.S. Government Agencies (cost $69,080,201)		73,956,969

U.S. GOVERNMENT TREASURIES — 23.1%
United States Treasury Bonds — 22.6%
4.25% due 05/15/39	6,000,000	6,344,064
4.50% due 08/15/39	34,000,000	37,447,804

		43,791,868

United States Treasury Notes — 0.5%
3.13% due 05/15/19	1,000,000	1,020,859

Total U.S. Government Treasuries (cost $41,738,678)		44,812,727

Total Long-Term Investment Securities (cost $110,818,879)		118,769,696

SHORT-TERM INVESTMENT SECURITIES — 24.6%
U.S. Government Agencies — 6.1%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/10	11,800,000	11,800,000

U.S. Government Treasuries — 18.5%
United States Treasury Bills 0.05% due 07/01/10	36,000,000	36,000,000

Total Short-Term Investment Securities (cost $47,800,000)		47,800,000

REPURCHASE AGREEMENT — 20.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $40,330,000)	40,330,000	40,330,000

TOTAL INVESTMENTS (cost $198,948,879)(2)	106.6%	206,899,696
Liabilities in excess of other assets	(6.6)	(12,835,183)

NET ASSETS	100.0%	$194,064,513

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$1,308,697	$—	$1,308,697
Federal National Mtg. Assoc.	—	34,695	—	34,695
Government National Mtg. Assoc.	—	71,953,436	—	71,953,436
Small Business Administration	—	660,141	—	660,141
U.S. Government Treasuries	—	44,812,727	—	44,812,727
Short Term Investment Securities:
U.S. Government Agencies	—	11,800,000	—	11,800,000
U.S. Government Treasuries	—	36,000,000	—	36,000,000
Repurchase Agreement	—	40,330,000	—	40,330,000

Total	$—	$206,899,696	$—	$206,899,696

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 87.7%
Government National Mtg. Assoc. — 87.6%
4.50% due 05/15/18	$1,026,416	$1,100,300
4.50% due 08/15/18	553,280	593,106
4.50% due 09/15/18	1,764,201	1,891,193
4.50% due 10/15/18	2,652,044	2,842,945
4.50% due 08/15/33	1,824,314	1,915,928
4.50% due 09/15/33	2,498,237	2,623,695
4.50% due 05/15/39	28,676,702	29,937,580
4.50% due July TBA	15,000,000	15,623,430
5.00% due 03/15/18	344,807	371,728
5.00% due 04/15/18	3,586,116	3,866,106
5.00% due 05/15/18	5,391,973	5,812,957
5.00% due 01/15/33	5,624	6,045
5.00% due 05/15/33	8,340	8,968
5.00% due 08/15/33	1,738,240	1,868,390
5.00% due 09/15/33	1,563,985	1,681,089
5.00% due 10/15/33	4,024,601	4,325,942
5.00% due 04/15/34	30,003	32,212
5.00% due 05/15/34	101,370	108,833
5.00% due 11/15/34	461,699	495,692
5.00% due 12/15/34	431,799	463,590
5.00% due 09/15/35	14,311	15,337
5.00% due 10/15/35	84,507	90,570
5.00% due 11/15/35	85,710	91,860
5.00% due 12/15/35	45,251	48,497
5.00% due 02/15/36	114,242	122,154
5.00% due 04/15/36	342,579	366,302
5.00% due 06/15/36	1,148,164	1,227,674
5.00% due 07/15/36	348,411	372,539
5.00% due 08/15/36	21,407	22,890
5.00% due 09/15/36	581,391	622,743
5.00% due 10/15/36	25,245	26,993
5.00% due 11/15/36	156,261	167,082
5.00% due 12/15/36	716,964	766,613
5.00% due 01/15/37	331,782	354,551
5.00% due 02/15/37	631,780	675,136
5.00% due 04/15/37	4,900,790	5,237,105
5.00% due July TBA	80,000,000	85,212,480
5.50% due 06/15/29	3,321	3,622
5.50% due 01/15/32	30,766	33,499
5.50% due 12/15/32	405,877	441,936
5.50% due 01/15/33	317,075	345,146
5.50% due 02/15/33	1,010,530	1,099,994
5.50% due 03/15/33	637,338	693,765
5.50% due 04/15/33	3,333,329	3,628,434
5.50% due 05/15/33	4,148,453	4,522,135
5.50% due 06/15/33	4,352,421	4,737,848
5.50% due 07/15/33	233,915	254,623
5.50% due 08/15/33	1,373,879	1,495,510
5.50% due 09/15/33	201,640	219,492
5.50% due 10/15/33	3,867,608	4,210,012
5.50% due 12/15/33	3,824,949	4,163,578
5.50% due 01/15/34	5,323,346	5,785,479
5.50% due 02/15/34	825,303	896,949
5.50% due 04/15/35	1,101,263	1,196,006
5.50% due 07/15/35	1,603,627	1,741,589
5.50% due 09/15/35	16,096,477	17,481,276
5.50% due 10/15/35	9,862,066	10,710,512
5.50% due 11/15/35	15,485,600	16,817,845
5.50% due 12/15/35	11,438,220	12,422,266
5.50% due 02/15/36	1,309,413	1,420,017
5.50% due 03/15/36	6,747,882	7,317,867
5.50% due 04/15/36	229,445	248,826
5.50% due 05/15/36	1,927,666	2,090,493
6.00% due 11/15/23	3,305	3,640
6.00% due 01/15/24	4,914	5,413
6.00% due 07/15/28	2,052	2,271
6.00% due 11/15/28	216,516	239,609
6.00% due 12/15/28	163,610	181,060
6.00% due 01/15/29	353,455	391,156
6.00% due 02/15/29	424,172	469,413
6.00% due 03/15/29	343,382	380,009
6.00% due 04/15/29	876,303	969,766
6.00% due 05/15/29	34,348	38,011
6.00% due 06/15/29	367,929	407,169
6.00% due 07/15/29	122,078	135,098
6.00% due 08/15/29	13,042	14,433
6.00% due 10/15/29	98,001	108,453
6.00% due 04/15/31	11,351	12,562
6.00% due 07/15/31	14,380	15,914
6.00% due 10/15/31	54,422	60,227
6.00% due 11/15/31	621,217	687,476
6.00% due 12/15/31	314,583	348,135
6.00% due 01/15/32	394,138	436,175
6.00% due 02/15/32	15,362	17,000
6.00% due 03/15/32	274,800	304,309
6.00% due 07/15/32	62,436	69,095
6.00% due 08/15/32	865,796	958,138
6.00% due 09/15/32	578,749	640,477
6.00% due 10/15/32	107,970	119,486
6.00% due 11/15/32	831	919
6.00% due 12/15/32	48,383	53,543
6.00% due 01/15/33	849,080	937,518
6.00% due 02/15/33	778,092	859,133
6.00% due 03/15/33	739,148	816,136
6.00% due 04/15/33	771,339	851,677
6.00% due 05/15/33	808,602	892,824
6.00% due 06/15/33	543,900	600,551
6.00% due 08/15/33	818,595	904,309
6.00% due 10/15/33	290,115	320,333
6.00% due 11/15/33	918,936	1,014,662
6.00% due 12/15/33	1,677,873	1,852,635
6.00% due 01/15/34	922,661	1,015,301
6.00% due 02/15/34	5,953,284	6,551,031
6.00% due 03/15/34	76,187	83,836
6.00% due 04/15/34	1,727,234	1,900,659
6.00% due 05/15/34	140,526	154,635
6.00% due 06/15/34	145,159	159,735
6.00% due 07/15/34	1,806,378	1,987,750
6.00% due 08/15/34	2,601,944	2,862,713
6.00% due 09/15/34	138,723	152,616
6.00% due 10/15/34	378,339	416,327
6.00% due 11/15/34	524,569	577,238
6.00% due 12/15/34	55,711	61,305
6.00% due 01/15/35	51,863	56,875
6.00% due 02/15/35	425,789	466,944
6.00% due 04/15/35	34,966	38,346
6.00% due 05/15/35	6,542	7,175
6.00% due 06/15/35	177,297	194,434
6.00% due 11/15/35	7,009	7,686
6.00% due 12/15/35	967,549	1,063,934
6.00% due 01/15/36	611,777	669,187
6.00% due 02/15/36	899,150	983,531
6.00% due 03/15/36	377,481	412,906
6.00% due 04/15/36	1,893,901	2,071,632
6.00% due 05/15/36	3,807,425	4,164,728
6.00% due 06/15/36	1,244,688	1,361,494
6.00% due 07/15/36	840,078	918,915
6.00% due 08/15/36	10,733	11,735
6.00% due 09/15/36	71,199	77,881
6.00% due 10/15/36	763,929	835,757
6.00% due 11/15/36	1,305,640	1,428,165
6.00% due 09/15/38	9,240,571	10,087,527
6.50% due 03/15/28	14,860	16,769
6.50% due 08/15/28	24,675	27,729
6.50% due 01/15/29	2,630	2,949
6.50% due 02/15/29	905	1,015
6.50% due 03/15/29	79,299	88,915
6.50% due 04/15/29	830	930
6.50% due 05/15/29	7,427	8,338
6.50% due 06/15/29	26,573	29,796
6.50% due 07/15/29	1,580	1,772
6.50% due 10/15/29	3,116	3,494
6.50% due 08/15/31	107,465	120,364
6.50% due 09/15/31	10,326	11,565
6.50% due 10/15/31	161,775	181,193
6.50% due 11/15/31	92,915	104,067
6.50% due 12/15/31	109,340	122,464
6.50% due 02/15/32	154,211	171,853
6.50% due 05/15/32	607,765	677,297
6.50% due 06/15/32	82,695	92,156
7.00% due 03/15/23	17,412	19,645
7.00% due 01/20/24	420	468
7.00% due 03/20/24	400	446
7.00% due 07/20/25	1,861	2,078
7.00% due 09/15/25	65,948	74,720
7.00% due 01/20/29	25,299	28,323
7.00% due 02/20/29	4,256	4,765
7.00% due 06/20/29	8,991	10,066
7.00% due 07/20/29	32,396	36,268
7.00% due 09/20/29	3,174	3,553
7.00% due 10/20/29	6,072	6,798
7.00% due 11/20/29	2,111	2,363
7.00% due 03/20/30	3,375	3,780
7.00% due 06/20/30	3,371	3,776
7.00% due 08/20/30	12,891	14,439
7.00% due 09/20/30	13,872	15,538
7.00% due 10/20/30	17,018	19,061
8.00% due 11/15/26	76,448	88,417
8.00% due 12/15/29	8,833	10,253
8.00% due 04/15/30	28,295	32,852
8.00% due 05/15/30	1,328	1,541
8.00% due 08/15/30	27,990	32,498
8.50% due 03/15/17	10,261	11,499
8.50% due 05/15/21	25,076	28,996
8.50% due 12/15/22	26,119	30,166
8.50% due 01/15/23	93,669	108,437
8.50% due 09/15/24	16,986	19,703
9.00% due 07/15/16	25,047	27,726
9.00% due 10/15/16	4,089	4,526

		334,175,074

Small Business Administration — 0.1%
6.30% due 06/01/18	201,858	220,047

Total U.S. Government Agencies (cost $316,525,710)		334,395,121

U.S. GOVERNMENT TREASURIES — 5.3%
United States Treasury Bonds — 2.6%
4.50% due 08/15/39	9,000,000	9,912,654

United States Treasury Notes — 2.7%
3.38% due 11/15/19	10,000,000	10,357,030

Total U.S. Government Treasuries (cost $18,914,139)		20,269,684

Total Long-Term Investment Securities (cost $335,439,849)		354,664,805

SHORT-TERM INVESTMENT SECURITIES — 11.6%
U.S. Government Agencies — 6.1%
Federal Home Loan Bank Disc. Notes 0.01% due 07/01/10	23,200,000	23,200,000

U.S. Government Treasuries — 5.5%
United States Treasury Bills 0.05% due 07/01/10	21,000,000	21,000,000

Total Short-Term Investment Securities (cost $44,200,000)		44,200,000

REPURCHASE AGREEMENTS — 21.2%
Agreement with State Street Bank & Trust Co. Joint Repurchase Agreement(1)	80,526,000	80,526,000
UBS Securities LLC Joint Repurchase Agreement(1)	373,000	373,000

Total Repurchase Agreements (cost $80,899,000)		80,899,000

TOTAL INVESTMENTS (cost $460,538,849)(2)	125.8%	479,763,805
Liabilities in excess of other assets	(25.8)	(98,390,065)

NET ASSETS	100.0%	$381,373,740

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Government Agencies:
Government National Mtg. Assoc.	$—	$334,175,074	$—	$334,175,074
Small Business Administration	—	220,047	—	220,047
U.S. Government Treasuries	—	20,269,684	—	20,269,684
Short Term Investment Securities:
U.S. Government Agencies	—	23,200,000	—	23,200,000
U.S. Government Treasuries	—	21,000,000	—	21,000,000
Repurchase Agreements	—	80,899,000	—	80,899,000

Total	$—	$479,763,805	$—	$479,763,805

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

Security Description	Principal Amount**/ Shares/Warrants	Value (Note 1)
ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
Banc of America Commercial Mtg., Inc. Series 2007-1, Class AJ 5.52% due 01/15/49(2)(3)	$1,000,000	$569,841
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW17, Class AM 5.92% due 06/11/50(2)(3)	2,000,000	1,727,346
Carrington Mtg. Loan Trust Series 2006-NC3, Class A2 0.45% due 08/25/36(4)	2,561,889	1,972,578
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.57% due 02/05/19*(3)(4)	1,575,000	1,383,236
Indymac Residential Asset Backed Trust Series 2006-C, Class 3A2 0.44% due 08/25/36(4)	1,795,311	1,724,944
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/40(3)	800,000	802,418
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AJ 6.16% due 08/12/49(2)(3)	3,943,000	2,615,850
Morgan Stanley Capital I Series 2007-IQ14, Class A4 5.69% due 04/15/49(2)(3)	1,500,000	1,446,899
Morgan Stanley Capital I Series 2006-HQ9, Class AJ 5.79% due 07/12/44(2)(3)	1,400,000	1,176,012
Morgan Stanley Capital I Series 2007-IQ15, Class AM 6.08% due 06/11/49(2)(3)	500,000	398,547

Total Asset Backed Securities (cost $14,250,724)		13,817,671

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09†(5)(6)(7)(8)(9)(10) (cost $312,925)	297,000	237,600

U.S. CORPORATE BONDS & NOTES — 48.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	664,000	667,320

Advertising Services — 0.1%
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(11)	458,000	467,733

Aerospace/Defense — 0.2%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	1,137,000	1,114,260

Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	51,000	52,240

Airlines — 1.0%
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	403,579	405,597
Delta Air Lines, Inc. Pass Through Certs. 6.82% due 02/10/24	1,264,046	1,248,245
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	1,710,000	1,795,500
Delta Air Lines, Inc. Senior Sec. Notes 12.25% due 03/15/15*	800,000	854,000
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	1,275,000	1,364,250

		5,667,592

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	474,000	495,330

Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Notes 7.45% due 07/16/31	350,000	315,875

Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	1,230,000	1,248,450

Auto/Truck Parts & Equipment-Original — 0.4%
Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	1,250,000	1,259,375
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	1,205,000	1,208,012

		2,467,387

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 03/15/25†(5)(6)	225,000	0

Banks-Commercial — 0.5%
Branch Banking & Trust Co. Sub. Notes 0.78% due 05/23/17(4)	280,000	256,361
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	1,560,714	1,404,643
KeyBank NA Sub. Notes 7.41% due 10/15/27	128,000	141,282
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	222,000	220,596
US Bank NA Sub. Notes 3.78% due 04/29/20(4)	170,000	172,635

Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	412,000	448,945

		2,644,462

Banks-Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. Notes 1.54% due 06/11/67(4)	919,000	657,458

Banks-Super Regional — 1.3%
BAC Capital Trust XIII Ltd. Guar. Notes 0.94% due 03/15/12(4)(12)	1,070,000	632,525
BAC Capital Trust XV Ltd. Guar. Notes 1.34% due 06/01/56(4)	250,000	163,041
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	135,000	166,442
Fifth Third Capital Trust IV Bank Guar. Notes 6.50% due 04/15/17(4)	1,055,000	870,375
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	382,000	415,983
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(4)(12)	390,000	286,059
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	205,000	208,527
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	38,000	35,224
Wachovia Capital Trust III Notes 5.80% due 03/15/11(4)(12)	4,955,000	3,939,225
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/12(4)	235,000	242,050
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	421,000	459,030

		7,418,481

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	1,225,000	1,241,844

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	245,000	297,372

Broadcast Services/Program — 0.5%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	725,000	509,313
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	180,000	187,104
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	185,000	197,707
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	865,000	849,862
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	750,000	753,750

		2,497,736

Building & Construction Products-Misc. — 0.1%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	752,000	752,940

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 7.13% due 03/15/20	260,000	252,456

Building-Residential/Commercial — 0.7%
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/16	1,175,000	1,051,625
KB Home Company Guar. Notes 9.10% due 09/15/17	125,000	122,812
Lennar Corp. Senior Notes 6.95% due 06/01/18*	850,000	739,500
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	1,200,000	1,110,000
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	775,000	736,250

		3,760,187

Cable/Satellite TV — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18*	250,000	251,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20*	200,000	204,500
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	700,000	777,000
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	164,000	180,277
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	1,030,000	1,160,755
COX Communications, Inc. Notes 7.13% due 10/01/12	211,000	234,445
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	1,025,000	1,077,531
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	195,000	201,825

DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	195,000	211,819
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,287,000	1,325,610
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	1,375,000	1,378,437
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	475,000	475,000
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	312,000	342,561

		7,821,010

Capacitors — 0.2%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	1,000,000	995,000

Casino Hotels — 0.9%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(6)(13)	946,489	870,770
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(5)(6)	425,000	368,496
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,300,000	1,368,250
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	467,000	416,798
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	1,055,000	1,163,137
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	968,000	965,580

		5,153,031

Casino Services — 0.1%
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	475,000	548,625

Cellular Telecom — 0.6%
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,225,000	1,280,125
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	925,000	952,750
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,125,000	1,068,750

		3,301,625

Chemicals-Diversified — 0.4%
LBI Escrow Corp. Senior Sec. Notes 8.00% due 11/01/17*	300,000	309,000
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	1,208,000	1,141,560
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	800,000	798,000
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	150,000	129,000

		2,377,560

Chemicals-Plastics — 0.3%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	2,060,000	1,859,150

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	500,000	540,000

Coal — 0.7%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	1,225,000	1,277,062
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	300,000	309,750
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	675,000	703,688
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	745,000	748,725
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	750,000	721,875

		3,761,100

Commercial Services — 0.3%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	1,850,000	1,669,625

Computer Services — 0.5%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	234,000	244,842
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,095,000	1,152,488
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	1,220,000	1,239,825

		2,637,155

Computers — 0.1%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	375,000	431,791

Computers-Periphery Equipment — 0.1%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	298,000	323,828

Consulting Services — 0.2%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	1,100,000	1,111,000

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	700,000	728,000
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	1,200,000	1,092,000

		1,820,000

Containers-Paper/Plastic — 0.5%
Berry Plastics Corp. Senior Sec. Notes 8.25% due 11/15/15	475,000	467,875
Berry Plastics Corp. Senior Sec. Notes 8.88% due 09/15/14	575,000	552,000
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18*	950,000	869,250
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	750,000	783,750

		2,672,875

Cosmetics & Toiletries — 0.2%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	1,050,000	1,076,250

Data Processing/Management — 0.3%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	1,295,000	971,250
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(13)	900,000	659,250

		1,630,500

Decision Support Software — 0.2%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	1,350,000	1,290,937

Direct Marketing — 0.2%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	1,494,000	1,114,898

Distribution/Wholesale — 0.5%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	1,350,000	1,353,375
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,425,000	1,382,250

		2,735,625

Diversified Banking Institutions — 2.4%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/31	2,657,000	2,451,082
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	13,000	12,952
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	117,000	123,814
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(4)(12)	3,170,000	3,061,998
Bank of America Corp. Jr. Sub. Notes 8.13% due 05/15/18(4)(12)	1,305,000	1,260,539
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	253,000	253,051
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	674,000	663,583
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	622,000	651,211
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	170,000	178,349
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	190,000	169,953
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	645,000	685,089
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	1,215,000	1,230,187
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	451,000	457,244
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(4)(12)	200,000	206,146
Morgan Stanley Senior Notes 5.63% due 09/23/19	263,000	254,430
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,023,000	1,069,112
The Goldman Sachs Group, Inc. Senior Notes 4.75% due 07/15/13	186,000	194,197
The Goldman Sachs Group, Inc. Senior Notes 5.25% due 04/01/13	195,000	205,233
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	383,000	375,471

		13,503,641

Diversified Financial Services — 0.9%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	522,324	535,382
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	81,256	83,287
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(4)	2,450,000	2,386,148

General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	410,000	414,553
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	504,000	494,224
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	881,000	893,786
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	279,000	300,270

		5,107,650

Diversified Manufacturing Operations — 0.4%
General Electric Co. Senior Notes 5.25% due 12/06/17	190,000	206,607
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	1,586,000	1,443,260
SPX Corp. Senior Notes 7.63% due 12/15/14	725,000	744,938

		2,394,805

Electric-Generation — 1.1%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	567,000	555,309
Edison Mission Energy Senior Notes 7.00% due 05/15/17	650,000	416,000
Edison Mission Energy Senior Notes 7.63% due 05/15/27	950,000	539,125
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	434,700	403,728
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	437,919	432,445
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	513,325	533,216
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	575,000	598,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	550,188	558,793
The AES Corp. Senior Notes 8.00% due 10/15/17	1,120,000	1,131,200
The AES Corp. Senior Notes 8.00% due 06/01/20	1,000,000	1,005,000
Tri-State Generation & Transmission Association 1st Mtg. Bonds 6.00% due 06/15/40*	149,000	153,764

		6,326,580

Electric-Integrated — 1.3%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	308,000	313,499
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	415,000	481,443
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	525,000	574,598
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	202,000	244,520
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	202,000	215,775
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,380,000	1,283,400
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	463,365	478,425
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	940,000	1,047,211
Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 07/15/40	180,000	186,564
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35	80,000	89,507
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(5)(6)	1,550,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	2,215,000	1,461,900
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 11.25% due 11/01/16(7)	831,410	532,102

		6,908,944

Electronic Components-Misc. — 0.4%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	1,100,000	1,149,500
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	898,000	951,880

		2,101,380

Electronic Components-Semiconductors — 0.3%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	725,000	715,937
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	600,000	613,500
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	184,000	197,051

		1,526,488

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	247,000	265,862

Energy-Alternate Sources — 0.2%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	1,250,000	1,262,500

Enterprise Software/Service — 0.4%
JDA Software Group, Inc. Senior Notes 8.00% due 12/15/14*	950,000	954,750
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	1,200,000	1,212,000

		2,166,750

Finance-Auto Loans — 0.6%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	3,030,000	3,098,451

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	640,000	665,496

Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.13% due 08/27/12	236,000	232,487
SLM Corp. Senior Notes 8.00% due 03/25/20	210,000	184,419

		416,906

Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	399,000	402,676

Finance-Investment Banker/Broker — 0.4%
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(4)	105,000	76,819
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(8)(12)(14)	222,000	22
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(14)	280,000	140
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(14)	361,000	181
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	1,121,000	1,158,376
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	263,000	279,703
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	685,000	698,280

		2,213,521

Finance-Other Services — 0.2%
Cantor Fitzgerald LP Notes 6.38% due 06/26/15*	175,000	175,638
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	1,165,000	1,102,381

		1,278,019

Financial Guarantee Insurance — 0.1%
MBIA, Inc. Senior Notes 5.70% due 12/01/34	1,300,000	627,268

Firearms & Ammunition — 0.3%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	1,325,000	1,378,000

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Company Guar. Notes 3.70% due 06/30/14*	175,000	177,004

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	591,000	660,932
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	416,000	478,255

		1,139,187

Food-Retail — 0.2%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	226,000	258,946
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	700,000	712,250
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	350,000	346,500

		1,317,696

Forestry — 0.3%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	1,771,000	1,749,587

Funeral Services & Related Items — 0.6%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	1,675,000	1,633,125
Service Corp. International Senior Notes 8.00% due 11/15/21	1,600,000	1,608,000

		3,241,125

Gambling (Non-Hotel) — 0.3%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,150,000	1,081,000
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	1,076,000	484,200

		1,565,200

Gas-Distribution — 0.0%
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(5)(6)	277,000	243,760

Gas-Transportation — 0.5%
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	605,000	544,500
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	2,690,000	2,239,425

		2,783,925

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	1,100,000	1,130,250

Home Furnishings — 0.2%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	850,000	875,500

Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	223,000	233,035

Independent Power Producers — 0.8%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(6)	4,203,000	0
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,720,000	1,513,600
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,090,000	643,100
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,535,000	1,527,325
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	645,000	609,525

		4,293,550

Insurance-Life/Health — 0.6%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	227,000	234,493
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(4)	2,200,000	1,831,500
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	284,000	301,620
Principal Life Income Funding Trusts Senior Sec. Notes 0.55% due 11/08/13(4)	323,000	318,012
Protective Life Corp. Senior Notes 8.45% due 10/15/39	540,000	576,263

		3,261,888

Insurance-Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	234,000	223,467
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	215,000	229,279
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	185,000	181,630
MetLife, Inc. Senior Notes 6.75% due 06/01/16	230,000	260,210
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	460,000	470,579
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	346,000	405,567

		1,770,732

Insurance-Mutual — 0.6%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	195,000	202,759
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	274,000	244,481
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/15/37*	727,000	596,140
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	2,015,000	2,176,200

		3,219,580

Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	89,000	85,282

Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	1,600,000	1,588,523
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	251,000	260,223

		1,848,746

Medical Products — 0.1%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	240,000	250,704
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(7)	450,000	443,250

		693,954

Medical-Biomedical/Gene — 0.3%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	1,140,000	1,188,450
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	225,000	229,989

		1,418,439

Medical-Drugs — 0.4%
Abbott Laboratories Senior Notes 5.30% due 05/27/40	190,000	199,392

Schering-Plough Corp Senior Notes 6.00% due 09/15/17	258,000	303,107
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	1,575,000	1,779,750

		2,282,249

Medical-Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	264,000	297,225

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	325,000	333,477

Medical-Hospitals — 1.8%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	1,275,000	1,287,750
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	2,225,000	2,294,531
HCA, Inc. Senior Notes 7.50% due 11/15/95	2,700,000	2,011,500
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	3,025,000	3,206,500
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	1,220,000	1,146,800

		9,947,081

Mining Services — 0.1%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.37% due 11/15/14(4)(7)	936,269	720,927

Multimedia — 0.4%
Haights Cross Operating Co. Bonds 16.00% due 03/15/14†(4)(5)(6)	461,095	447,262
NBC Universal, Inc. Notes 6.40% due 04/30/40*	671,000	716,763
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	409,000	462,058
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	250,000	310,321

		1,936,404

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	1,300,000	1,384,500

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	204,000	213,815

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(5)(6)(10)(15)	500,000	0

Non-Hazardous Waste Disposal — 0.5%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	673,000	721,792
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14	700,000	756,000
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	331,000	357,906
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14*	1,125,000	1,153,125

		2,988,823

Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	73,000	67,186

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp. Debentures 6.20% due 03/15/40	61,000	48,262
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	1,150,000	1,226,188
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	800,000	576,000
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	150,000	139,875
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,020,000	1,025,100
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,370,000	1,274,100
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,450,000	1,473,562
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	425,000	438,813
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	1,140,000	1,259,700
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	225,000	243,000
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	720,000	763,200
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	995,000	980,075
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	312,000	283,498
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	2,250,000	2,303,437

Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	600,000	642,000
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	340,000	335,750
Quicksilver Resources, Inc. Senior Notes 9.13% due 08/15/19	200,000	203,000
SandRidge Energy, Inc. Company Guar. Notes 8.75% due 01/15/20*	575,000	546,250
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	798,000	987,382
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	155,000	188,097

		14,937,289

Oil Companies-Integrated — 0.2%
Hess Corp. Senior Notes 7.88% due 10/01/29	691,000	850,283

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 6.13% due 06/15/17	175,000	185,850
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	425,000	386,750

		572,600

Oil-Field Services — 0.3%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	875,000	940,625
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	990,000	910,800

		1,851,425

Paper & Related Products — 0.4%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(5)(6)(7)	200,821	196,805
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14	625,000	675,000
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	365,000	372,300
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	277,000	279,770
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 9.13% due 08/01/14	200,000	191,000
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14	500,000	538,750

		2,253,625

Photo Equipment & Supplies — 0.2%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	1,330,000	1,313,375

Physicians Practice Management — 0.6%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	2,975,000	3,056,812

Pipelines — 1.3%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	685,000	674,725
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	650,000	649,188
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	625,000	636,359
El Paso Corp. Senior Notes 12.00% due 12/12/13	150,000	173,250
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	575,000	611,001
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	490,000	500,457
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	300,000	315,265
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	175,000	196,210
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	550,000	555,500
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	525,000	530,250
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	156,000	162,982
Plains All American Pipeline LP/ PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	370,000	402,291
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	415,000	427,450
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	180,000	165,436
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	650,000	628,875
Williams Partners LP Senior Notes 7.50% due 06/15/11	544,000	570,762

		7,200,001

Printing-Commercial — 0.4%
Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18	942,000	904,320
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	1,137,000	1,173,952

		2,078,272

Publishing-Books — 0.2%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	975,000	906,750

Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 8.75% due 11/15/14*	425,000	444,125
Gannett Co., Inc. Company Guar. Notes 9.38% due 11/15/17*	275,000	289,438

		733,563

Radio — 0.2%
Salem Communications Corp. Senior Sec. Notes 9.63% due 12/15/16	824,000	848,720

Real Estate Investment Trusts — 0.4%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	191,000	186,604
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	1,125,000	1,153,125
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	95,000	100,386
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	70,000	72,411
ProLogis Senior Notes 7.38% due 10/30/19	276,000	270,307
Realty Income Corp. Senior Notes 5.75% due 01/15/21	170,000	173,419

		1,956,252

Real Estate Management/Services — 0.2%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	775,000	868,000

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(14)	3,285,000	24,555

Rental Auto/Equipment — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18*	975,000	984,750
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	730,000	725,438
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	985,000	957,912

		2,668,100

Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	590,000	454,300
Alion Science and Technology Corp. Senior Sec. Notes 12.00% due 11/01/14*(19)	325,704	325,704

		780,004

Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	847,000	744,301
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	100,000	100,750
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	365,000	393,288

		1,238,339

Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 4.88% due 07/08/40	423,000	416,507

Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	185,000	197,753
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	186,834	212,738
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	600,000	597,750
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	425,000	428,719

		1,436,960

Retail-Petroleum Products — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	539,000	528,220
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	725,000	734,062

		1,262,282

Retail-Regional Department Stores — 0.4%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	269,000	254,205
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	421,000	395,740
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	450,000	432,000
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	400,000	385,000

Macy’s Retail Holdings, Inc. Company Guar. Notes 7.45% due 10/15/16	679,000	714,647

		2,181,592

Retail-Restaurants — 0.3%
Games Merger Corp. Senior Notes 11.00% due 06/01/18*	350,000	352,625
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15	575,000	595,125
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	600,000	624,000

		1,571,750

Retail-Toy Stores — 0.3%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	1,625,000	1,665,625

Rubber-Tires — 0.2%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	1,125,000	1,223,437

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(5)(6)(8)(10)	100,000	0

Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	150,000	157,500

Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	210,000	207,960

Seismic Data Collection — 0.3%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	1,115,000	953,325
Global Geophysical Services, Inc. Company Guar. Notes 10.50% due 05/01/17*	475,000	456,000
Seitel, Inc. Senior Notes 9.75% due 02/15/14	263,000	213,030

		1,622,355

Special Purpose Entities — 1.0%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	1,531,000	1,615,205
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,045,000	731,500
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	625,000	612,500
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12(4)(12)	850,000	641,750
Hidden Ridge Facility Trustee Senior Sec. Notes 5.75% due 01/01/21*(5)	175,000	175,875
Local TV Finance LLC Senior Notes 10.00% due 06/15/15*(7)	648,649	538,379
New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*	350,000	351,312
New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*	350,000	350,875
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	160,000	182,038
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	98,000	106,027

		5,305,461

Steel-Producers — 0.9%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	750,000	727,500
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	1,222,000	1,249,495
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	1,090,000	1,094,088
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	975,000	979,875
United States Steel Corp. Senior Notes 7.38% due 04/01/20	1,150,000	1,137,062

		5,188,020

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	1,810,000	1,850,725

Telecom Services — 1.0%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	50,000	35,750
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	225,000	160,875
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23	375,000	268,125
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	625,000	619,531
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	600,000	600,000
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,254,000	1,344,915
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	2,425,000	2,552,313

		5,581,509

Telephone-Integrated — 1.3%
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	1,050,000	1,043,437
Level 3 Financing, Inc. Company Guar. Notes 10.00% due 02/01/18*	1,025,000	907,125
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	351,000	351,878
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	535,000	536,337
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	1,175,000	1,207,312
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	1,500,000	1,245,000
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,500,000	1,432,500
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	250,000	263,818
Windstream Corp. Bonds 7.88% due 11/01/17	350,000	341,688

		7,329,095

Television — 0.4%
Allbritton Communications Co. Senior Notes 8.00% due 05/15/18*	750,000	742,500
Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(7)	205,321	120,113
CBS Corp. Company Guar. Notes 4.63% due 05/15/18	276,000	275,521
Paxson Communications Corp. Escrow Notes 7.38% due 01/15/13*†(5)(6)	1,849,114	0
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(7)	1,344,625	1,119,400
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(14)	380,000	228
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)	1,075,000	645

		2,258,407

Theaters — 0.1%
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	700,000	703,500

Transport-Air Freight — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	122,066	115,963
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	1,325,837	1,246,287
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	38,821	32,803
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	384,859	369,465
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	571,076	551,088

		2,315,606

Transport-Equipment & Leasing — 0.1%
GATX Corp. Notes 4.75% due 10/01/12	332,000	349,508
GATX Corp. Senior Notes 4.75% due 05/15/15	195,000	203,324

		552,832

Transport-Marine — 0.1%
Overseas Shipholding Group, Inc. Senior Notes 8.13% due 03/30/18	475,000	466,688

Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	699,000	667,545

Web Hosting/Design — 0.3%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	1,510,000	1,543,975

Wire & Cable Products — 0.1%
Coleman Cable, Inc. Senior Notes 9.00% due 02/15/18*	600,000	573,000

Wireless Equipment — 0.2%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	435,000	458,632
Motorola, Inc. Debentures 6.50% due 09/01/25	441,000	439,103

		897,735

Total U.S. CORPORATE BONDS & NOTES (cost $275,390,835)		270,873,803

FOREIGN CORPORATE BONDS & NOTES — 9.2%
Banks-Commercial — 1.1%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	503,000	509,486
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	220,000	243,736
ATF Bank JSC Bank Guar. Notes 9.25% due 02/21/14	580,000	603,925

Banco ABC Brasil SA Bonds 7.88% due 04/08/20*	710,000	678,050
Banco Industrial e Comercial SA Sub. Notes 8.50% due 04/27/20*	700,000	697,340
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(4)(12)	396,000	322,740
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	185,000	186,710
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(4)(12)	180,000	144,900
BNP Paribas Sub. Notes 4.80% due 06/24/15*	195,000	198,138
BOM Capital PLC Senior Notes 6.70% due 03/11/15*	650,000	641,063
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	350,000	347,992
Groupe BPCE Notes 3.35% due 06/30/10(4)(12)	141,000	89,981
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(4)(12)	184,000	193,200
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	459,000	470,350
Westpac Banking Corp. Jr. Sub. Notes 0.61% due 09/30/10(4)(12)	1,050,000	693,000

		6,020,611

Building & Construction Products-Misc. — 0.3%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*	320,000	319,584
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*	720,000	738,000
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*	550,000	570,625

		1,628,209

Building Products-Cement — 0.2%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*	540,000	545,400
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20	305,000	310,388

		855,788

Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	195,000	203,625
MTS International Funding, Ltd. Senior Sec. Notes 8.63% due 06/22/20*	850,000	879,325
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	190,000	199,366

		1,282,316

Chemicals-Plastics — 0.2%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	1,325,000	1,152,750

Coal — 0.3%
Adaro Indonesia PT Company Guar. Notes 7.63% due 10/22/19	500,000	507,250
Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*	900,000	936,000

		1,443,250

Computers-Memory Devices — 0.1%
Seagate HDD Senior Notes 6.88% due 05/01/20*	800,000	760,000

Diversified Banking Institutions — 0.2%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(4)(12)	314,000	230,790
Natixis Sub. Notes 0.55% due 01/15/19(4)	150,000	130,105
Royal Bank of Scotland Group PLC Bonds 7.64% due 09/29/17(4)(12)(24)	1,075,000	615,437

		976,332

Diversified Financial Services — 0.2%
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18	1,040,000	1,083,680

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	420,000	488,680

Diversified Operations — 0.1%
Kuwait Projects Co. Senior Notes 8.88% due 10/17/16	320,000	331,200

Electric-Integrated — 0.1%
TransAlta Corp. Notes 5.75% due 12/15/13	271,000	295,303

Finance-Other Services — 0.3%
Biz Finance PLC for Ukreximbank Senior Notes 8.38% due 04/27/15	480,000	469,200
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	350,000	298,254
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15*	675,000	637,875

		1,405,329

Food-Meat Products — 0.1%
BFF International, Ltd. Company Guar. Notes 7.25% due 01/28/20*	605,000	623,889

Gas-Distribution — 0.0%
Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*	215,000	232,200

Hotel/Motels — 0.0%
Grupo Posadas SAB de CV Company Guar. Notes 9.25% due 01/15/15*	200,000	202,000

Import/Export — 0.4%
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*	690,000	676,200
Marfrig Overseas, Ltd. Company Guar. Bonds 9.63% due 11/16/16	520,000	519,003
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19*	830,000	821,282
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19	310,000	308,450

		2,324,935

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(5)(6)(14)(16)	725,000	0

Insurance-Multi-line — 0.2%
Aegon NV Sub. Notes 3.89% due 07/14/15(4)(12)	111,000	65,523
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	488,000	499,334
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	318,000	328,411

		893,268

Insurance-Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	195,000	186,074

Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	308,000	333,801
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	276,000	302,400

		636,201

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	375,000	367,500

Oil Companies-Exploration & Production — 0.8%
Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15*	700,000	693,000
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	965,000	772,000
Gaz Capital SA Bonds 8.15% due 04/11/18	650,000	707,688
KazMunaiGaz Finance Sub BV Notes 7.00% due 05/05/20*	340,000	341,292
Nexen, Inc. Senior Notes 5.88% due 03/10/35	256,000	250,463
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	1,805,000	1,570,350

		4,334,793

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	175,000	145,368
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19*	345,000	354,885
Petroleos De Venezuela S.A. Bonds 5.25% due 04/12/17	760,000	406,600
Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*	710,000	809,400
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	552,000	670,523

		2,386,776

Paper & Related Products — 0.1%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	475,000	518,938

Pastoral & Agricultural — 0.1%
MHP SA Notes 10.25% due 04/29/15*	818,000	776,370

Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	185,000	199,073

Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(5)(6)	1,640,000	0

Real Estate Operations & Development — 0.4%
Agile Property Holdings, Ltd. Senior Notes 8.88% due 04/28/17*	1,050,000	976,500
Atlantic Finance Ltd. Company Guar. Notes 8.75% due 05/27/14	525,000	553,875
Country Garden Holdings Co. Senior Notes 11.25% due 04/22/17*	855,000	807,975

		2,338,350

Satellite Telecom — 0.8%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(11)	2,430,000	2,472,525
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	2,135,000	2,169,694

		4,642,219

Semiconductor Equipment — 0.2%
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co. Senior Notes 10.50% due 04/15/18*		925,000	941,188

Special Purpose Entities — 0.5%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20		200,000	203,052
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40		249,000	256,855
Hellas Telecommunications Luxembourg II Sub. Notes 6.03% due 01/15/15*†(4)(14)		1,330,000	26,600
LBG Capital No.1 PLC Bank Guar. Notes 8.00% due 06/15/20*(4)(12)		1,325,000	1,026,875
RZD Capital, Ltd. Notes 5.74% due 04/03/17		730,000	718,138
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(4)(12)		373,000	336,245

			2,567,765

Steel-Producers — 0.4%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*		1,250,000	1,187,500
Evraz Group SA Notes 8.88% due 04/24/13		470,000	479,400
Metinvest BV Company Guar. Notes 10.25% due 05/20/15*		660,000	640,414

			2,307,314

SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28		181,000	207,437

Telephone-Integrated — 0.7%
Axtel SAB de CV Company Guar. Notes 9.00% due 09/22/19		1,000,000	890,000
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15		621,000	626,744
Telefonica Emisiones SAU Company Guar. Notes 0.67% due 02/04/13(4)		180,000	173,559
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20		504,000	505,156
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11		185,000	191,812
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15		197,000	214,372
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19		1,103,000	1,116,787

			3,718,430

Transport-Marine — 0.1%
BW Group, Ltd. Notes 6.63% due 06/28/17		730,000	671,600

Transport-Rail — 0.2%
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		350,000	398,287
Kansas City Southern de Mexico SA de CV Senior Notes 8.00% due 02/01/18*		770,000	796,950

			1,195,237

Warehousing & Harbor Transportation Services — 0.2%
DP World, Ltd. Notes 6.85% due 07/02/37		1,040,000	827,306

Total Foreign Corporate Bonds & Notes (cost $51,753,014)			50,822,311

FOREIGN GOVERNMENT AGENCIES — 22.6%
Sovereign — 22.6%
Dominican Republic Bonds 7.50% due 05/06/21*		540,000	556,200
Federal Republic of Brazil Notes 5.88% due 01/15/19		880,000	965,800
Federal Republic of Brazil Bonds 6.00% due 01/17/17		1,030,000	1,133,000
Federal Republic of Brazil Bonds 7.13% due 01/20/37		900,000	1,062,000
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,164,444	1,350,756
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,695,000	2,237,400
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,270,000	1,711,325
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,840,000	2,405,800
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	675,000	973,298
Government of Australia Bonds 5.75% due 06/15/11	AUD	880,000	749,562
Government of Canada Bonds 1.25% due 06/01/11	CAD	2,990,000	2,815,383
Government of Canada Bonds 4.25% due 06/01/18	CAD	1,398,000	1,438,750
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,030,000	1,249,081

Government of Finland Bonds 4.38% due 07/04/19	EUR	220,000	304,990
Government of France Bonds 3.75% due 10/25/19	EUR	1,085,000	1,408,843
Government of Japan Bonds 2.10% due 03/20/27	JPY	257,200,000	3,091,956
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	1,875,000	3,035,639
Kingdom of Bahrain Senior Notes 5.50% due 03/31/20*		640,000	643,631
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	31,345,000	5,363,047
Kingdom of Sweden Bonds 4.25% due 03/12/19	SEK	10,500,000	1,520,190
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	12,910,000	1,839,969
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	3,148,000	2,707,654
Republic of Argentina Notes 5.25% due 12/31/38(11)		3,044,761	1,092,308
Republic of Argentina Bonds 8.28% due 12/31/33		6,785,170	4,639,360
Republic of Colombia Notes 7.38% due 01/27/17		440,000	510,400
Republic of Colombia Notes 7.38% due 03/18/19		1,263,000	1,477,710
Republic of Colombia Bonds 7.38% due 09/18/37		1,870,000	2,197,250
Republic of Colombia Bonds 8.13% due 05/21/24		360,000	444,600
Republic of Georgia Bonds 7.50% due 04/15/13		1,300,000	1,315,932
Republic of Indonesia Bonds 5.88% due 03/13/20*		1,120,000	1,181,600
Republic of Indonesia Bonds 6.63% due 02/17/37		2,226,000	2,351,818
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		1,620,000	2,045,250
Republic of Indonesia Bonds 11.63% due 03/04/19		1,800,000	2,598,840
Republic of Peru Bonds 6.55% due 03/14/37		820,000	906,100
Republic of Peru Notes 7.35% due 07/21/25		1,826,000	2,186,635
Republic of Peru Bonds 8.75% due 11/21/33		720,000	975,600
Republic of Philippines Bonds 6.50% due 01/20/20		2,160,000	2,371,680
Republic of Philippines Bonds 7.75% due 01/14/31		1,000,000	1,158,800
Republic of Philippines Senior Notes 9.50% due 02/02/30		1,570,000	2,123,425
Republic of Philippines Notes 10.63% due 03/16/25		865,000	1,247,763
Republic of Serbia Notes 6.75% due 11/01/24(11)		1,284,700	1,252,583
Republic of South Africa Bonds 6.88% due 05/27/19		432,000	494,100
Republic of Turkey Bonds 6.75% due 05/30/40		1,710,000	1,710,000
Republic of Turkey Notes 6.88% due 03/17/36		2,230,000	2,302,475
Republic of Turkey Notes 7.00% due 06/05/20		1,470,000	1,624,350
Republic of Turkey Notes 7.38% due 02/05/25		2,160,000	2,430,000
Republic of Turkey Bonds 7.50% due 11/07/19		2,090,000	2,395,662
Republic of Turkey Notes 8.00% due 02/14/34		611,000	714,106
Republic of Turkey Senior Bonds 11.88% due 01/15/30		1,295,000	2,097,900
Republic of Ukraine Bonds 6.58% due 11/21/16		1,190,000	1,102,297
Republic of Uruguay Bonds 6.88% due 09/28/25		370,000	412,550
Republic of Uruguay Notes 7.63% due 03/21/36		1,260,000	1,461,600
Republic of Venezuela Bonds 5.75% due 02/26/16		1,515,000	946,875
Republic of Venezuela Bonds 7.00% due 03/31/38		770,000	413,875
Republic of Venezuela Bonds 7.65% due 04/21/25		490,000	264,600
Republic of Venezuela Notes 8.50% due 10/08/14		1,980,000	1,519,650
Republic of Venezuela Bonds 9.00% due 05/07/23		1,100,000	682,000

Republic of Venezuela Bonds 9.25% due 09/15/27		4,897,000	3,293,232
Republic of Venezuela Bonds 9.25% due 05/07/28		1,540,000	939,400
Republic of Venezuela Notes 10.75% due 09/19/13		680,000	591,600
Russian Federation Bonds 5.00% due 04/29/20*		1,400,000	1,351,000
Russian Federation Senior Bonds 7.50% due 03/31/30(11)		11,382,240	12,831,199
Russian Federation Notes 12.75% due 06/24/28		1,440,000	2,412,144
State of Qatar Senior Notes 6.40% due 01/20/40*		500,000	531,250
State of Qatar Bonds 6.40% due 01/20/40		330,000	350,625
Swiss Confederation Bonds 3.00% due 05/12/19	CHF	1,390,000	1,462,264
United Mexican States Notes 5.13% due 01/15/20		2,184,000	2,271,360
United Mexican States Notes 5.95% due 03/19/19		984,000	1,092,240
United Mexican States Notes 6.05% due 01/11/40		1,220,000	1,287,100
United Mexican States Notes 6.75% due 09/27/34		1,205,000	1,388,763
United Mexican States Bonds 7.50% due 04/08/33		840,000	1,052,100
United Mexican States Notes 8.13% due 12/30/19		950,000	1,216,000
United Mexican States Bonds 8.30% due 08/15/31		1,430,000	1,930,500

Total Foreign Government Agencies (cost $121,258,893)			125,214,745

LOANS(17)(18) — 0.2%
Medical-Drugs — 0.2%
Triax Pharmaceuticals LLC BTL 14.00% due 08/30/11†(5)(6)(9)(14)(19) (cost $1,629,712)		1,685,409	1,024,813

MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40		302,000	312,558
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/57		400,000	385,828

Total Municipal Bonds & Notes (cost $702,000)			698,386

U.S. GOVERNMENT AGENCIES — 12.3%
Federal Home Loan Mtg. Corp. — 7.3%
4.13% due 07/12/10		300,000	300,358
4.50% due 02/01/20		118,665	126,317
4.50% due 08/01/20		229,800	244,618
4.50% due 01/01/39		581,476	603,481
5.00% due 09/01/18		271,443	291,695
5.00% due 07/01/20		420,582	451,304
5.00% due 01/01/24		716,169	764,526
5.00% due 02/01/34		289,394	307,629
5.00% due 03/01/34		2,014,615	2,138,409
5.00% due 05/01/34		208,066	220,852
5.00% due 02/01/35		403,471	428,263
5.00% due 07/01/35		640,549	679,309
5.00% due 08/01/35		643,460	682,396
5.00% due 10/01/35		12,801	12,582
5.00% due 04/01/36		342,835	363,580
5.00% due 05/01/36		223,405	236,715
5.00% due 08/01/36		288,863	306,072
5.00% due 03/01/39		1,861,409	1,974,624
5.00% due 08/01/39		3,483,974	3,695,463
5.35% due 12/01/35(4)		217,247	231,407
5.49% due 03/01/36(4)		123,208	132,065
5.50% due 05/01/37		1,075,171	1,155,143
5.50% due 06/01/37		270,707	290,842
5.50% due 09/01/37		853,265	916,732
5.50% due 10/01/37		3,246,309	3,487,774
5.50% due 11/01/37		1,043,274	1,120,874
5.50% due 12/01/37		810,462	870,745
5.50% due 01/01/38		2,004,714	2,155,506
5.50% due 02/01/38		613,046	658,646
5.50% due 07/01/38		503,445	540,892
5.79% due 01/01/37(4)		93,124	100,273
5.94% due 10/01/36(4)		612,737	657,349
6.00% due 10/01/37		865,995	941,553
6.00% due 10/01/39		2,262,784	2,458,797
6.13% due 09/01/36(4)		128,113	137,887
6.50% due 05/01/29		4,441	4,943
6.50% due 02/01/35		111,601	123,587
6.50% due 11/01/37		4,049,658	4,446,652
6.88% due 09/15/10		156,000	158,191
7.00% due 06/01/29		12,745	14,481
Federal Home Loan Mtg. Corp. REMIC
Series 3317, Class PD
5.00% due 09/15/31(1)		935,000	985,652
Series 3116, Class PD
5.00% due 10/15/34(1)		3,000,000	3,251,463
Series 3349, Class HB
5.50% due 06/15/31(1)		1,724,000	1,826,450
Series 41, Class F
10.00% due 05/15/20(1)		7,694	8,481
Series 1103, Class N
11.57% due 06/15/21(1)(20)		4,420	1,049

			40,505,627

Federal National Mtg. Assoc. — 4.2%
2.13% due 01/25/13		369,000	371,912
2.50% due 01/01/35(4)		527,528	546,824
4.44% due 02/01/34(4)		204,630	213,317
4.50% due 06/01/19		318,723	339,972
4.50% due 11/01/22		573,690	611,131
4.50% due 06/01/23		657,728	695,823
4.50% due 01/01/39		3,341,444	3,470,507

4.75% due 10/01/35(4)	96,862	100,657
4.85% due 01/01/37(4)	1,524,420	1,597,094
5.00% due 06/01/19	144,939	155,889
5.00% due 01/01/23	110,348	117,891
5.00% due 03/01/34	199,537	212,047
5.00% due 05/01/35	96,070	101,973
5.00% due 10/01/35	1,573	1,592
5.00% due 02/01/37	175,350	185,832
5.00% due 04/01/37	747,184	791,770
5.00% due 05/01/37	236,788	250,918
5.00% due 06/01/37	13,481	14,285
5.00% due 07/01/37	201,695	213,731
5.00% due 05/01/39	4,366,795	4,626,937
5.50% due 11/01/19	869,933	945,033
5.50% due 08/01/20	213,300	231,447
5.50% due 11/01/22	402,041	434,904
5.50% due 08/01/23	318,173	344,181
5.50% due 01/01/29	5,266	5,712
5.50% due 02/01/35	336,628	362,212
5.50% due 12/01/35	471,587	507,428
5.50% due 12/01/36	377,116	405,423
5.50% due 04/01/37	199,783	214,737
5.50% due 03/01/38	24,606	26,448
6.00% due 02/01/32	75,493	83,342
6.00% due 05/01/34	11,556	12,678
6.00% due 10/01/34	328,527	360,425
6.00% due 06/01/35	89,618	97,703
6.00% due 07/01/37	2,822,287	3,066,327
6.00% due 08/01/37	151,339	164,425
6.00% due 10/01/37	403,896	438,821
6.50% due 02/01/35	42,213	46,496
7.50% due 01/01/30	9,676	11,021
7.50% due 09/01/30	3,270	3,727
8.00% due 11/01/28	14,641	16,932
13.00% due 11/01/15	993	1,114
Federal National Mtg. Assoc. REMIC
Series 2005-12, Class BE
5.00% due 11/25/30(1)	900,000	959,668
Series 1989-2, Class D
8.80% due 01/25/19(1)	25,245	29,808
Series 1989-17, Class E
10.40% due 04/25/19(1)	2,042	2,360

		23,392,474

Government National Mtg. Assoc. — 0.8%
5.00% due 04/15/40	3,990,078	4,261,403
7.50% due 07/15/27	9,203	10,462
7.50% due 10/15/27	58,023	65,962

		4,337,827

Total U.S. Government Agencies (cost $64,564,269)		68,235,928

U.S. GOVERNMENT TREASURIES — 0.3%
United States Treasury Bonds — 0.2%
4.38% due 11/15/39	55,000	59,374
4.50% due 08/15/39	756,000	832,663
4.63% due 02/15/40	64,000	71,940
6.25% due 08/15/23	166,000	215,178

		1,179,155

United States Treasury Notes — 0.1%
2.38% due 02/28/15	152,000	156,656
2.75% due 11/30/16	15,000	15,378
3.63% due 02/15/20	281,000	296,894
3.88% due 09/15/10	7,000	7,053
4.38% due 12/15/10	1,000	1,019

		477,000

Total U.S. Government Treasuries (cost $1,539,230)		1,656,155

COMMON STOCK — 0.2%
Banks-Commercial — 0.1%
Lloyds Banking Group PLC†(25)	600,576	481,861

Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(5)(6)	135,000	0

Food-Misc. — 0.1%
Wornick Co.†(5)(6)(9)	4,592	280,663

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(5)(6)(9)	2,441	33,991

Gas-Distribution — 0.0%
MXEnergy Holdings, Inc.†(5)(6)	138,937	129,934

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(5)(6)(9)(21)	128,418	642

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(5)(6)(9)	4,107	513

Multimedia — 0.0%
Haights Cross Communication, Inc.†(5)(6)(9)	47,723	139,829

Oil Companies-Integrated — 0.0%
CB Simmons Co.†(5)(6)	152,000	0

Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(5)(6)	89	193,265

Total Common Stock (cost $1,686,772)		1,260,698

PREFERRED STOCK — 0.8%
Banks-Commercial — 0.1%
CoBank ACB 11.00%*	12,063	657,811

Banks-Super Regional — 0.1%
US Bancorp 7.19%(4)(12)	685	502,191
Wachovia Capital Trust IX 6.38%	12,800	294,528

		796,719
Diversified Banking Institutions — 0.3%
Ally Financial, Inc. 7.00%*	1,655	1,286,401
HSBC Holdings PLC 8.00%	9,360	235,404

		1,521,805

Diversified Financial Services — 0.0%
General Electric Capital Corp. 4.50%(11)	8,582	216,266

Finance-Investment Banker/Broker — 0.1%
JPMorgan Chase Capital XXIX 6.70%	19,440	460,922

Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac 8.38%(4)	11,300	3,842

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C(5)(6)(9)	39,177	196

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	29,200	584,000

Total Preferred Stock (cost $4,496,316)		4,241,561

WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(5)(6)	13,811	0

Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14 (5)(6)	6,739	0

Research & Development — 0.0%
Alion Science and Technology Corp. Expires 11/14/2010 (Strike price $0.00)(5)	325	0

Total Warrants (cost $44,958)		0

Total Long-Term Investment Securities (cost $537,629,648)		538,083,671

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposit — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/10 (cost $2,528,000)	2,528,000	2,528,000

REPURCHASE AGREEMENT — 0.9%
Agreement with State Street Bank & Trust Co., Joint Repurchase Agreement(23) (cost $5,271,000)	5,271,000	5,271,000

TOTAL INVESTMENTS (cost $545,428,648) (22)	98.5%	545,882,671
Other assets less liabilities	1.5	8,263,538

NET ASSETS	100.0%	$554,146,209

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $95,530,565 representing 17.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Variable Rate Security — the rate reflected is as of June 30, 2010, maturity date reflects the stated maturity date.

(3)	Commercial Mortgage Backed Security

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.

(5)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.

(6)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $4,168,539 representing 0.8% of net assets.

(7)	Income may be received in cash or additional bonds at the discretion of the issuer.

(8)	Company has filed for Chapter 11 bankruptcy protection.

(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2010, the SunAmerica Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Critical Care Systems International, Inc.
Common Stock	7/20/2006	$4,107	$37,181	$513	$0.12	0.00%
Haights Cross Communication, Inc.
Common Stock	3/26/2010	47,723	323,372	139,829	2.93	0.03
ICO North America, Inc.
7.50% due 08/15/09	8/11/2005	200,000	200,000
	4/19/2006	65,000	80,925
	3/5/2008	10,000	10,000
	9/11/2008	11,000	11,000
	2/27/2009	11,000	11,000

		297,000	312,925	237,600	80.00	0.04

Shreveport Gaming Holdings, Inc.
Common Stock	7/29/2005	2,047	47,128
	7/21/2005	394	9,062

		2,441	56,190	33,991	13.93	0.01

Triax Pharmaceuticals LLC
14.00% due 08/30/11
Loan Agreement	8/31/2007	1,500,000	1,414,107
	10/31/2007	3,875	3,875
	1/10/2008	11,404	11,404
	4/4/2008	11,239	11,238
	7/3/2008	11,449	11,449
	10/9/2008	11,534	11,534
	1/6/2009	11,751	11,750
	4/7/2009	11,579	11,579
	7/1/2009	11,796	11,796
	10/1/2009	11,885	21,664
	4/28/2010	88,897	109,316

		1,685,409	1,629,712	1,024,813	60.81	0.18

Triax Pharmaceuticals LLC
Common Stock	8/31/2007	128,418	53,936	642	0.01	0.00

Triax Pharmaceuticals LLC
Preferred Stock	8/31/2007	39,177	78,353	196	0.01	0.00

Wornick Co.
Common Stock	8/8/2008	4,592	596,039	280,663	61.12	0.05

				$1,718,247		0.31%

(10)	Security is in default of interest and did not pay principal at maturity.

(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(12)	Perpetual maturity — maturity date reflects the next call date.

(13)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)	Bond in default.

(15)	Company has filed for Chapter 7 bankruptcy.

(16)	Company has filed bankruptcy in country of issuance.

(17)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(18)	Senior loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)	A portion of the interest was paid in additional bonds/loans.

(20)	Interest only.

(21)	Consists of more than one type of securities traded together as a unit.

(22)	See Note 3 for cost of investments on a tax basis.

(23)	See Note 2 for details of Joint Repurchase Agreements.

(24)	Effective April 30, 2010, interest payments were suspended for twenty-four months according to an agreement with the European Commission.

(25)	Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $481,861 representing 0.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

REMIC— Real Estate Mortgage Investment Conduit

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs		Level 3 – Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$13,817,671		$—	$13,817,671
Convertible Bonds & Notes	—	—		237,600	237,600
U.S. Corporate Bonds & Notes	—	265,472,157		5,401,646	270,873,803
Foreign Corporate Bonds & Notes	—	50,822,311		0	50,822,311
Foreign Government Agencies	—	125,214,745		—	125,214,745
Loans	—	—		1,024,813	1,024,813
Municipal Bond & Notes	—	698,386		—	698,386
U.S. Government Agencies	—	68,235,928		—	68,235,928
U.S. Government Treasuries	—	1,656,155		—	1,656,155
Common Stock	—	481,861	#	778,837	1,260,698
Preferred Stock	1,794,962	2,446,403		196	4,241,561
Warrants	—	—		0	0
Short Term Investment Securities:
Time Deposit	—	2,528,000		—	2,528,000
Repurchase Agreement	—	5,271,000		—	5,271,000

Total	$1,794,962	$536,644,617		$7,443,092	$545,882,671

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $481,861 representing 0.1% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants

Balance as of 3/31/2010	$207,900	$5,723,382	$0	$2,472,826	$785,034	$392	$0
Accrued discounts/premiums	—	962	—	13,621	—	—	—
Realized gain (loss)	—	(1,928,595)	—	115,828	—		(1,281)
Change in unrealized appreciation (depreciation)(1)	29,700	1,908,916	—	(666,359)	(6,197)	(196)	(5,697)
Net purchases (sales)	—	(303,019)	0	(911,103)	—	—	6,978
Transfers in and/or out of Level 3(2)	—	—	—	—	—	—	—

Balance as of 06/30/2010	$237,600	$5,401,646	$0	$1,024,813	$778,837	$196	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$29,700	$(16,427)	$—	$(527,456)	$(6,197)	$(196)	$(6,978)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

Security Description	Principal Amount/ Shares/Warrants	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 1.3%
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	$514,000	$640,572

Auto/Truck Parts & Equipment-Original — 0.8%
Accuride Corp. Company Guar. Notes 7.50% due 06/26/20(2)(17)(19)	419,959	1,077,428

(cost $933,960)		1,718,000

U.S. CORPORATE BONDS & NOTES — 77.6%
Agricultural Chemicals — 0.6%
CF Industries, Inc. Senior Notes 6.88% due 05/01/18	165,000	167,888
CF Industries, Inc. Senior Notes 7.13% due 05/01/20	540,000	553,500

		721,388

Agricultural Operations — 0.4%
Southern States Cooperative, Inc. Senior Notes 11.25% due 05/15/15*	555,000	532,800

Airlines — 0.3%
Continental Airlines, Inc. Senior Notes 4.50% due 01/15/15	325,000	421,688

Athletic Equipment — 0.6%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16*	700,000	724,500

Auto-Cars/Light Trucks — 1.6%
Ford Motor Co. Notes 7.45% due 07/16/31	2,300,000	2,075,750

Auto/Truck Parts & Equipment-Original — 1.9%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	705,000	676,800
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	515,000	545,900
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	90,000	90,450
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14	405,000	408,544
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	725,000	703,250

		2,424,944

Auto/Truck Parts & Equipment-Replacement — 1.2%
Affinia Group Holdings, Inc. Company Guar. Notes 9.00% due 11/30/14	755,000	758,775
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*	730,000	795,700
Exide Corp. Escrow Notes 10.00% due 03/15/25†(1)(2)	1,650,000	0

		1,554,475

Banks-Commercial — 1.9%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	440,918	415,565
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	440,918	406,747
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	734,863	670,563
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	1,028,809	925,928

		2,418,803

Banks-Money Center — 0.8%
NB Capital Trust IV Bank Guar. Notes 8.25% due 04/15/27	1,100,000	1,072,500

Banks-Mortgage — 0.8%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	1,065,000	1,075,650

Banks-Super Regional — 1.8%
BAC Capital Trust XI Ltd. Guar. Bonds 6.63% due 05/23/36	423,000	386,765
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(6)(18)	1,840,000	1,895,200

		2,281,965

Broadcast Services/Program — 1.3%
Clear Channel Worldwide Holdings, Inc., Class A Company Guar. Notes 9.25% due 12/15/17*	55,000	54,725
Clear Channel Worldwide Holdings, Inc., Class B Company Guar. Notes 9.25% due 12/15/17*	230,000	231,150
Liberty Media LLC Debentures 8.25% due 02/01/30	855,000	786,600
Liberty Media LLC Senior Notes 8.50% due 07/15/29	620,000	570,400

		1,642,875

Building & Construction Products-Misc. — 0.1%
Associated Materials LLC/Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16	105,000	112,613

Building & Construction-Misc. — 0.2%
Esco Corp. Senior Notes 8.63% due 12/15/13*(2)	255,000	253,088

Building Products-Air & Heating — 0.4%
Goodman Global Group, Inc. Senior Disc. Notes zero coupon due 12/15/14*	885,000	539,850

Building Products-Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	615,000	593,475

Cable/Satellite TV — 1.7%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	735,867	857,285
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18*	240,000	241,200
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20*	170,000	173,825
Mediacom LLC / Mediacom Capital Corp. Notes 9.13% due 08/15/19	1,000,000	965,000

		2,237,310

Casino Hotels — 4.5%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(5)	1,721,177	1,583,483
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	2,675,000	2,319,359
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	910,000	957,775
MGM Resorts International Senior Sec. Notes 9.00% due 03/15/20*	155,000	159,263
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	675,000	744,187

		5,764,067

Casino Services — 1.3%
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15	600,000	597,750
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	360,000	358,200
Scientific Games International, Inc. Company Guar. Notes 9.25% due 06/15/19	700,000	715,750

		1,671,700

Cellular Telecom — 1.7%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	575,000	586,500
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	938,000	785,575
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	550,000	566,500
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	328,000	311,600

		2,250,175

Chemicals-Diversified — 0.9%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	915,000	864,675
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	297,000	326,700

		1,191,375

Chemicals-Plastics — 0.7%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	900,000	850,500

Computer Services — 2.8%
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14	640,000	654,400
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	550,000	587,812
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	1,470,000	1,642,725
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	620,000	716,100

		3,601,037

Consumer Products-Misc. — 0.2%
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	253,000	257,428

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	145,000	150,800

Data Processing/Management — 1.8%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	1,205,000	915,800
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(5)	1,837,048	1,345,638

		2,261,438

Diagnostic Kits — 0.6%
Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16	745,000	728,237

Direct Marketing — 0.4%
Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18*	595,000	550,375

Diversified Banking Institutions — 2.2%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/18	1,100,000	1,012,000
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/31	1,350,000	1,245,375
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	660,000	591,852

		2,849,227

Diversified Financial Services — 1.4%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(6)	1,865,000	1,816,394

Diversified Manufacturing Operations — 1.2%
Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(6)	500,000	405,000
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	1,225,000	1,114,750

		1,519,750

Diversified Operations — 0.2%
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	210,000	205,275

Diversified Operations/Commercial Services — 0.5%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	700,000	707,000

E-Commerce/Services — 0.1%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	165,000	171,600

Electric-Generation — 1.6%
Edison Mission Energy Senior Notes 7.63% due 05/15/27	465,000	263,888
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	304,500	282,804
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	266,559	263,227
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	469,945	488,156
The AES Corp. Senior Notes 8.00% due 10/15/17	805,000	813,050

		2,111,125

Electric-Integrated — 1.7%
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	715,000	664,950
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	289,827	299,247
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	3,525,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15(17)	675,000	445,500
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 11.25% due 11/01/16(17)	1,015,658	650,021
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15(17)	115,000	75,900

		2,135,618

Electronic Components-Semiconductors — 1.0%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	925,000	844,062
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	435,000	429,563

		1,273,625

Enterprise Software/Service — 0.2%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	300,000	303,000

Finance-Auto Loans — 2.7%
Credit Acceptance Corp. Company Guar. Notes 9.13% due 02/01/17*	685,000	688,425
Ford Motor Credit Co., LLC Senior Notes 8.13% due 01/15/20	750,000	765,519
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	1,885,000	1,964,526

		3,418,470

Finance-Consumer Loans — 0.3%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15*	420,000	436,800

Firearms & Ammunition — 0.2%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	250,000	260,000

Food-Meat Products — 0.7%
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	335,000	319,925
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	475,000	526,062

		845,987

Funeral Services & Related Items — 1.1%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	850,000	828,750
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings Company Guar. Notes 10.25% due 12/01/17*	575,000	583,625

		1,412,375

Gambling (Non-Hotel) — 0.0%
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13†*(8)(9)	489,000	31,174

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	220,000	226,050

Independent Power Producers — 2.2%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	3,485,000	0
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	715,000	629,200
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	500,000	295,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	740,000	736,300
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	750,000	742,500
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	440,000	415,800

		2,818,800

Insurance-Multi-line — 0.7%
Hartford Financial Services Group, Inc. Junior Sub. Notes 8.13% due 06/15/38(6)	965,000	875,737

Machinery-Farming — 0.7%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	925,000	945,812

Machinery-General Industrial — 0.9%
CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14*	1,105,000	1,167,156

Medical Information Systems — 0.6%
IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	655,000	748,337

Medical Labs & Testing Services — 0.5%
American Renal Holdings Senior Sec. Notes 8.38% due 05/15/18*	650,000	643,500

Medical Products — 1.1%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	838,000	900,850
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17	481,000	517,075

		1,417,925

Medical-Drugs — 0.5%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	600,000	612,000

Medical-Hospitals — 4.3%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,435,000	1,479,844
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	1,030,000	1,059,612
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	550,000	583,000
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	875,000	927,500
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15*	1,370,000	1,448,775

		5,498,731

Medical-Outpatient/Home Medical — 0.5%
Radiation Therapy Services, Inc. Senior Sub. Notes 9.88% due 04/15/17*	660,000	643,500

Multimedia — 0.1%
Haights Cross Operating Co. Bonds 16.00% due 03/15/14†(1)(2)(6)	187,319	181,699

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(11)(12)	2,150,000	0

Office Supplies & Forms — 0.4%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	475,000	515,375

Oil Companies-Exploration & Production — 1.5%
Antero Resources Finance Corp. Senior Notes 9.38% due 12/01/17*	535,000	535,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	625,000	635,156
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	375,000	414,375
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	90,000	92,925
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18*	300,000	298,500

		1,975,956

Oil Field Machinery & Equipment — 0.5%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	25,000	24,438
Thermon Industries, Inc. Company Guar. Notes 9.50% due 05/01/17*	625,000	634,375

		658,813

Oil-Field Services — 1.5%
Aquilex Holdings LLC/Aquilex Finance Corp. Senior Notes 11.13% due 12/15/16*	570,000	570,000
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	700,000	752,500
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	655,000	582,950

		1,905,450

Paper & Related Products — 1.7%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(1)(2)(17)	165,290	161,984
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	290,000	295,800
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	425,000	453,156
Neenah Paper, Inc. Senior Notes 7.38% due 11/15/14	975,000	970,125
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	385,000	349,388

		2,230,453

Pharmacy Services — 0.5%
BioScrip, Inc. Senior Notes 10.25% due 10/01/15*	685,000	678,150

Pipelines — 0.9%
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	700,000	712,723
El Paso Corp. Senior Notes 7.00% due 06/15/17	505,000	502,156

		1,214,879

Printing-Commercial — 0.3%
Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	445,000	427,200

Publishing-Periodicals — 0.8%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	175,000	191,187
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(4)	840,000	800,100

		991,287

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(17)	2,145,000	16,034

Retail-Arts & Crafts — 0.2%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	250,000	260,000

Retail-Drug Store — 0.4%
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	125,000	130,625
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	375,000	373,594

		504,219

Retail-Regional Department Stores — 1.2%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	396,000	396,990
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	172,000	165,120
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	233,000	224,262
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15(17)	710,000	711,775

		1,498,147

Rubber-Tires — 0.8%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	350,000	359,625
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	600,000	652,500

		1,012,125

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(9)(11)	550,000	0

Special Purpose Entities — 0.7%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	625,000	612,500
UCI Holdco, Inc. Senior Notes 8.54% due 12/15/13(17)	261,695	253,844

		866,344

Telecom Services — 1.6%
GCI, Inc. Senior Notes 7.25% due 02/15/14	450,000	449,437
Qwest Corp. Senior Notes 8.38% due 05/01/16	225,000	245,813
West Corp. Company Guar. Notes 9.50% due 10/15/14	1,165,000	1,170,825
West Corp. Company Guar. Notes 11.00% due 10/15/16	160,000	162,800

		2,028,875

Telecommunication Equipment — 0.6%
Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	1,265,000	796,950

Telephone-Integrated — 2.6%
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	880,000	798,600
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	350,000	323,750
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	570,000	585,675
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,761,000	1,681,755

		3,389,780

Television — 0.6%
LIN Television Corp. Company Guar. Notes 8.38% due 04/15/18*	200,000	199,000
Paxson Communications Corp. Escrow Notes 7.38% due 01/15/13†* (1)(2)	1,862,605	0
Sinclair Television Group, Inc. Senior Sec. Notes 9.25% due 11/01/17*	540,000	545,400
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(8)	685,000	411
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(8)	635,000	381

		745,192

Theaters — 0.9%
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	425,000	427,125
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(4)	840,000	690,900

		1,118,025

Transport-Marine — 0.6%
Marquette Transportation Co Senior Sec. Notes 10.88% due 01/15/17*	785,000	777,150

Web Hosting/Design — 0.9%
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/15/17	1,000,000	1,125,000

Total U.S. CORPORATE BONDS & NOTES (cost $101,345,973)		99,972,877

FOREIGN CORPORATE BONDS & NOTES — 9.2%
Banks-Commercial — 0.6%
Barclays Bank PLC Sub. Notes 8.55% due 06/15/11*(6)(18)	800,000	772,000

Computers-Memory Devices — 0.8%
Seagate Technologies Senior Notes 6.88% due 05/01/20*	685,000	650,750
Seagate Technology Holdings Company Guar. Notes 6.80% due 10/01/16	360,000	349,200

		999,950

Diversified Manufacturing Operations — 0.6%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	710,000	736,625

Diversified Minerals — 0.3%
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	350,000	428,855

Electric-Generation — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	125,000	124,375

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(2)(8)(10)	4,460,000	0

Medical-Drugs — 0.8%
Elan Corp. PLC Company Guar. Notes 8.75% due 10/15/16*	530,000	514,763
Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13	575,000	576,437

		1,091,200

Metal Processors & Fabrication — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)(8)(10)	2,150,000	0

Metal-Aluminum — 0.6%
Novelis, Inc. Company Guar. Notes 11.50% due 02/15/15	760,000	794,200

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	325,000	318,500

Oil & Gas Drilling — 0.4%
P2021 Rig Co. Senior Sec. Notes 13.50% due 12/15/13*	455,000	459,550

Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	320,000	318,400

Satellite Telecom — 1.3%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(4)	700,000	712,250
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	915,000	925,294

		1,637,544

Special Purpose Entities — 2.4%
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	1,022,000	1,037,330
Hellas Telecommunications Luxembourg II Sub. Notes 6.03% due 01/15/15*(6)(8)(9)	1,025,000	20,500
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20	2,520,000	2,028,600

		3,086,430

Telecom Services — 0.9%
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	810,000	830,250
Wind Acquisition Finance SA Company Guar. Bonds 12.00% due 12/01/15*	261,000	270,135

		1,100,385

Total Foreign Corporate Bonds & Notes (cost $17,030,650)		11,868,014

LOANS(13)(14) — 5.1%
Auto/Truck Parts & Equipment-Original — 0.8%
Federal Mogul Corp. Tranche B 2.22% due 12/29/14(2)	673,532	588,499
Federal Mogul Corp. Term Loan B D6 2.22% due 12/27/15(2)	17,149	14,984
Federal Mogul Corp. Term Loan C 2.28% due 12/27/15(2)	364,419	318,411
Federal Mogul Corp. Term Loan B A2 2.28% due 12/27/15(2)	42,873	37,460
Federal Mogul Corp. Tranche C 2.28% due 12/27/15(2)	53,591	46,825
Federal Mogul Corp. Tranche B 2.28% due 12/27/15(2)	85,746	74,920

		1,081,099

Beverages-Non-alcoholic — 0.4%
Le-Natures, Inc. 9.39% due 03/01/11†(2)(8)(9)	1,200,000	477,000

Building-Residential/Commercial — 0.0%
TOUSA, Inc. 12.25% due 08/15/13(2)(5)	1,377,760	24,111

Casino Services — 1.2%
Herbst Gaming, Inc. Tranche 1 12.50% due 12/02/11†(2)(8)(9)	265,517	167,940
Herbst Gaming, Inc. Delayed Draw 12.50% due 12/02/11†(2)(8)(9)	726,922	459,778
Holding Gaming Borrower LP 9.25% due 02/19/13(2)	995,000	963,906

		1,591,624

Commercial Services — 0.7%
Vertrue, Inc. 7.26% due 08/14/15(2)	1,010,000	833,250

Containers-Paper/Plastic — 0.7%
Consolidated Container Company Second Lien Term Loan 5.88% due 09/28/14(2)	1,000,000	867,500

Medical-Drugs — 0.8%
Triax Pharmaceuticals LLC 14.00% due 08/30/11†(1)(2)(8)(15)	1,596,512	970,759

Theaters — 0.5%
AMC Entertainment Holdings, Inc. 5.25% due 06/15/12(2)	751,067	698,492

Total Loans (cost $9,127,953)		6,543,835

COMMON STOCK — 1.3%
Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp.†	4,242	280,820

Banks-Commercial — 0.2%
CIT Group, Inc.†	9,201	311,546

Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings†	692	29,756

Casino Services — 0.0%
Capital Gaming International, Inc.†(1)(2)	77	0

Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.† (1)(2)	20,000	0

Food-Misc. — 0.4%
Wornick Co.† (1)(2)	7,270	444,342

Gambling (Non-Hotel) — 0.2%
Shreveport Gaming Holdings, Inc.† (1)(2)	14,150	197,039

Gas-Distribution — 0.1%
MXEnergy Holdings, Inc.† (1)(2)	192,375	179,909

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(16)	128,418	642

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(1)(2)	69,700	8,712

Multimedia — 0.1%
Haights Cross Communication, Inc. (1)(2)	19,388	56,807

Paper & Related Products — 0.1%
Caraustar Industries, Inc.† (1)(2)	73	158,521

Total Common Stock (cost $2,903,406)		1,668,094

PREFERRED STOCK — 0.2%
Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Series A (2)	4,680	280,800

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C (1)(2)	39,177	196

Total Preferred Stock (cost $226,940)		280,996

WARRANTS† — 0.1%
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Expires 11/09/14 (strike price $.01)	1,164	77,988

Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings Expires 06/09/14 (strike price $55.31) (2)	3,355	11,743

Masonite Worldwide Holdings Expires 06/09/16 (strike price $55.31) (2)	2,517	14,158

		25,901

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31) (1)(2)	44,885	0

Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14 (1)(2)	3,250	0

Total Warrants (cost $159,979)		103,889

Total Long-Term Investment Securities (cost $131,728,861)		122,155,705

REPURCHASE AGREEMENTS — 2.8%
Bank of America Securities Joint Repurchase Agreement(3)	1,950,000	1,950,000
UBS Securities LLC Joint Repurchase Agreement(3)	1,670,000	1,670,000

Total Repurchase Agreements (cost $3,620,000)		3,620,000

TOTAL INVESTMENTS (cost $135,348,861) (7)	97.7%	125,775,705
Other assets less liabilities	2.3	3,023,637

NET ASSETS	100.0%	$128,799,342

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $30,426,096 representing 23.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $13,315,224 representing 10.3% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate.Rate shown reflects the increased rate.
(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(7)	See Note 3 for cost of investments on a tax basis.
(8)	Security in default.
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Company has filed for bankruptcy in country of issuance.
(11)	Bond is in default and did not pay principal at maturity.
(12)	Company has filed for Chapter 7 bankruptcy protection.
(13)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	Senior loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)	A portion of the interest is paid in the form of additional bonds.
(16)	Consist of more than one class of securities traded together as a unit.
(17)	Income may be received in cash or additional bonds at the discretion of the issuer.
(18)	Perpetual maturity-maturity date refelcts the next call date.
(19)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Portfolio may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2010, the High Yield Bond Portfolio held the following restricted security:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Accuride Corp.

7.50% due 06/26/2020	2/26/2010	419,960	419,960	$1,077,428	256.55	0.84%

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010 (see Note 1):

	Level 1 –Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 –Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,718,000	$—	$1,718,000
U.S. Corporate Bonds & Notes	—	97,309,835	2,663,042	99,972,877
Foreign Corporate Bonds & Notes	—	11,868,014	0	11,868,014
Loans	—	1,081,099	5,462,736	6,543,835
Common Stock	592,366	29,756	1,045,972	1,668,094
Perferred Stock	280,800	—	196	280,996
Warrants	77,988	25,901	0	103,889
Repurchase Agreements	—	3,620,000	—	3,620,000

Total	$951,154	$115,652,605	$9,171,946	$125,775,705

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 3/31/2010	$3,648,860	$0	$5,950,256	$916,380	$392	$0
Accrued discounts/premiums	248	—	43,214	—	—	—
Realized gain (loss)	(1,307,470)	—	7,104	—	—	(5,570)
Change in unrealized appreciation(depreciation)(1)	1,353,342	—	(415,295)	129,592	(196)	2,205
Net purchases (sales)	(1,031,938)	—	(990,043)	—	—	3,365
Transfers in and/or out of Level 3(2)	—	0	867,500	—	—	—

Balance as of 06/30/2010	$2,663,042	$0	$5,462,736	$1,045,972	$196	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:
	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
	$(7,175)	$—	$(387,879)	$129,592	$(196)	$(3,365)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS — June 30, 2010 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
MUNICIPAL BONDS & NOTES — 98.0%
Arizona — 1.9%
Arizona Health Facilities Authority Revenue, Revenue Bonds 5.50% due 01/01/31	$1,325,000	$1,350,201

California — 7.0%
East Bay California Municipal Utility District Water System Revenue, Series A 5.00% due 06/01/32(1)	2,500,000	2,641,675
University of California Revenues, Series J 4.50% due 05/15/35(1)	2,500,000	2,409,250

		5,050,925

Colorado — 8.0%
Aurora Colorado Water Improvement Revenue, Series A 5.00% due 08/01/36(1)	3,000,000	3,130,470
Regional Transportation District Colorado Sales Tax Revenue, Series A 5.00% due 11/01/28(1)	2,500,000	2,658,325

		5,788,795

Connecticut — 3.9%
State of Connecticut, Refunded, Series B 5.00% due 06/01/14(1)	2,500,000	2,843,700

Georgia — 3.1%
Georgia Municipal Electric Authority, Power Revenue, Series Y 6.40% due 01/01/13(1)	85,000	91,252
Henry County Georgia School District, General Obligation 4.38% due 08/01/24(1)	2,075,000	2,159,660

		2,250,912

Hawaii — 2.8%
Honolulu Hawaii City & County Board Water Supply, Water System Revenue, Series A 4.75% due 07/01/31(1)	2,000,000	2,050,220

Massachusetts — 18.7%
Massachusetts State School Building Authority, Series A 5.00% due 08/15/24(1)	3,000,000	3,246,660
Massachusetts State Water Resources Authority, Revenue Bonds, Series A 5.00% due 08/01/24(1)	3,910,000	4,199,653
Massachusetts State, Series C 5.25% due 08/01/24(1)	2,300,000	2,588,397
University of Massachusetts Building Authority Project Revenue, Series 04-1 5.25% due 11/01/27(1)	3,000,000	3,493,380

		13,528,090

Missouri — 2.9%
Missouri State Health & Educational Facilities Authority, Series 2003 - B 5.50% due 11/15/32(1)	2,000,000	2,098,140

New Jersey — 10.1%
Garden State Preservation Trust New Jersey Open Space & Farmland, Series A 5.80% due 11/01/17(1)	2,500,000	2,939,775
New Jersey Economic Development Authority Revenue Bond, School Facility Construction 5.00% due 09/01/10(1)(2)	2,000,000	2,180,320
New Jersey State Transportation Transit Fund Authority, Series C zero coupon due 12/15/25(1)	5,000,000	2,215,900

		7,335,995

New Mexico — 3.8%
New Mexico Finance Authority Transportation, Series A 5.25% due 06/15/21(1)	2,500,000	2,759,475

New York — 15.8%
City of Niagara Falls New York, General Obligation 7.50% due 03/01/13(1)	410,000	464,202
City of Niagara Falls New York, Prerefunded, General Obligation 7.50% due 03/01/13(1)	35,000	41,285
City of Niagara Falls New York, General Obligation 7.50% due 03/01/14(1)	510,000	594,583
City of Niagara Falls New York, Prerefunded, General Obligation 7.50% due 03/01/14(1)	45,000	55,374
New York New York City Municipal Water Finance Authority, Water & Sewer Revenue, Fiscal 2009 - Series A 5.75% due 06/15/40	2,600,000	2,925,728
New York State Thruway Authority, Series G 5.25% due 01/01/27(1)	1,500,000	1,588,155
Port Authority New York & New Jersey, Revenue Bonds 4.50% due 09/15/39	1,500,000	1,508,895
Sales Tax Asset Receivables Corp., Series A 5.25% due 10/15/27(1)	2,000,000	2,159,180
Triborough Bridge & Tunnel Authority, Series A-2 5.25% due 11/15/34	2,000,000	2,145,180

		11,482,582

Ohio — 9.0%
Ohio State Higher Educational Facility Commission, Revenue Bonds 5.25% due 01/01/29	1,845,000	1,923,781
Olentangy Local School District Ohio, Series A 5.25% due 12/01/27(1)	3,250,000	3,742,310
Woodridge, Ohio, Woodmore Local School District, 6.80% due 12/01/14(1)	755,000	845,789

		6,511,880

Pennsylvania — 1.5%
Pennsylvania State Higher Educational Facility Authority, Series B 6.00% due 08/15/22	1,000,000	1,118,920

South Dakota — 2.9%
South Dakota State Health & Educational Facilities Revenue, Refunding 6.25% due 07/01/10(1)	2,120,000	2,120,000

Texas — 6.6%
Austin Texas Water & Wastewater System, Series A 5.00% due 11/15/34(1)	2,140,000	2,206,832
Dallas Texas Area Rapid Transportation, Sales Tax Revenue 5.00% due 12/01/36(1)	2,500,000	2,585,625

		4,792,457

Total Long-Term Investment Securities (cost $67,198,003)		71,082,292

SHORT-TERM INVESTMENT SECURITIES — 1.5%
MUNICIPAL BONDS & NOTES — 0.8%
New York — 0.4%
New York NY, Series A-6 0.16% due 07/01/10(1)(2)	260,000	260,000

Virginia — 0.4%
Roanoke Virginia Industrial Development Authority, Series C-2 0.15% due 07/01/10(1)(2)	290,000	290,000

Total Municipal Bonds & Notes (cost $550,000)		550,000

Registered Investment Company — 0.7%
SSGA Tax Free Money Market Fund (cost $523,233)	523,233	523,233

Total Short-Term Investment Securities (cost $1,073,233)		1,073,233

TOTAL INVESTMENTS — (cost $68,271,236)(3)	99.5%	72,155,525
Other assets less liabilities	0.5	328,517

NET ASSETS —	100.0%	$72,484,042

(1)	All or part of this security is insured by the Assured Guaranty Municipal Corporation (“AGM”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $60,659,587 or 83.7% of Net Assets.

(2)	Variable Rate Security - the rate reflected is as of June 30, 2010, maturity date reflects next reset date.

(3)	See Note 3 or cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Municipal Bonds & Notes	$—	$71,082,292	$—	$71,082,292
Short Term Investment Securities:
Municipal Bonds & Notes	—	550,000	—	550,000
Registered Investment Company	—	523,233	—	523,233

Total	$—	$72,155,525	$—	$72,155,525

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary markets exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other Funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustes, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of June 30, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements:

At June 30, 2010, the following portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
U.S. Government Securities	12.07%	$40,330,000
GNMA	24.11	80,526,000
Strategic Bond	1.58	5,271,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2010, bearing interest at a rate of 0.00% per annum, with a principal amount of $334,045,000, a repurchase price of $334,045,000, and a maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.38%	05/15/13	$39,975,000	$40,539,648
U.S. Treasury Notes	2.50	04/30/15	288,535,00	300,191,814

At June 30, 2010, the following portfolio held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Fund	Percentage Interest	Principal Amount
GNMA	0.37%	$373,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated June 30, 2010, bearing interest at a rate of 0.02% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,056, and a maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Notes	2.38%	04/15/11	$90,868,600	$102,000,004

At June 30, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities

Fund	Percentage Interest	Principal Amount
High Yield Bond	1.26%	$1,950,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

Bank of America Securities, dated June 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $155,000,000, a repurchase price of $155,00,043 and a maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.00%	12/31/11	$156,924,000	$158,119,804

At June 30, 2010, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
High Yield Bond	1.26%	$1,670,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities LLC. dated June 30, 2010, bearing interest at a rate of 0.02% per annum, with a principal amount of $ 132,785,000, a repurchase price of $132,785,074 and a maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	02/28/11	$134,929,400	$135,462,445

Note 3. Federal Income Taxes:

As of June 30, 2010, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$199,830,850	$461,408,621	$548,235,000	$137,906,526	$68,266,177

Appreciation	7,855,727	19,224,956	19,505,208	8,712,922	3,938,007
Depreciation	(786,881)	(869,772)	(21,857,537)	(20,843,743)	(48,659)

Unrealized appreciation (depreciation) — net	$7,068,846	$18,355,184	$(2,352,329)	$(12,130,821)	$3,889,348

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: August 27, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 27, 2010